Note 6 - Leases (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Capital Leased Assets, Gross, Total	$ 49,293	$ 40,910
Operating Leases, Rent Expense, Total	47,000	48,300	$ 51,400
Building [Member]
Capital Leased Assets, Gross, Total	$ 5,313	5,313
Capital Lease Obligations, Interest Rate	5.15%
Equipment [Member]
Capital Leased Assets, Gross, Total	$ 43,980	$ 35,597
Capital Leases, Term	7 years
Equipment [Member] | Minimum [Member]
Capital Lease Obligations, Interest Rate	3.37%
Equipment [Member] | Maximum [Member]
Capital Lease Obligations, Interest Rate	4.21%